CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income for the year		$ 103,956	$ 169,003	$ 158,508
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense		75,679	81,796	72,941
Current income tax (note 9.1)		59,834	79,026	74,454
Deferred income tax (note 9.1)		(24,645)	(37,600)	(34,943)
Depreciation of property and equipment (note 15)		33,668	36,195	32,760
Depreciation of right-of-use assets (note 28)		32,864	37,837	39,982
Amortization of intangible assets (note 16)		121,250	88,699	67,119
Impairment/(Reversal) of intangible assets, net (note 16)		0	1,577	(822)
Net impairment losses on financial assets		7,571	6,970	18,808
Reversal for claims and lawsuits (note 23)		(2,422)	(2,966)	(348)
Loss (gain) on remeasurement of contingent consideration and liabilities in installments (note 8)		1,660	(4,025)	(4,442)
Gain on transactions with bonds (note 7)		(1,340)	(4,958)	(9,157)
Accrued interest		31,920	23,355	15,295
Interest received		5,604	5,274	4,718
Net gain arising on financial assets measured at FVPL		(4,320)	(452)	(23,564)
Net (gain) loss arising on financial assets measured at FVOCI		(21,043)	6,397	(22,747)
Exchange differences		2,828	(3,020)	21,874
Share of results of investment in associates		(110)	(222)	(89)
Payments related to forward and future contracts		(7,704)	(17,090)	(3,813)
Proceeds related to forward and future contracts		28,391	9,313	24,977
Payments of remeasured earn-outs related to acquisition of business		(11,212)	(6,585)	(7,078)
Gain arising from sale of cryptocurrency		0	(1,146)	0
Net impairment losses on investments in convertible notes		1,350	1,114	0
Loss (gain) arising from lease disposals		3,771	(1,042)	0
Loss arising from property and equipment and intangibles derecognition		4,112	971	846
Changes in working capital:
Net decrease (increase) in trade receivables		36,238	(113,063)	(44,297)
Net (increase) decrease in other receivables		(13,744)	(1,401)	16,629
Net (increase) decrease in other assets		(13,726)	12,152	(10,004)
Net increase (decrease) in trade payables	[1]	(6,554)	(38,086)	19,004
Net (decrease) increase in payroll and social security taxes payable		(60,773)	2,042	(37,402)
Net decrease in tax liabilities		(14,296)	(8,241)	(1,675)
Utilization of provision for contingent liabilities (note 23)		(740)	(4,069)	(227)
Income tax paid		(66,891)	(69,028)	(48,783)
Net cash provided by operating activities		301,176	248,727	318,524
Cash flows from investing activities
Cash outflows for property and equipment	[2]	(19,223)	(27,733)	(45,110)
Proceeds from sale of cryptocurrency		0	2,953	288
Cash outflows for intangible assets	[3]	(70,262)	(85,889)	(81,691)
Acquisition of investment in sovereign bonds		(36,279)	(39,232)	(29,032)
Proceeds from investment in sovereign bonds		37,619	44,190	38,189
Payments related to forward and future contracts		(5,025)	(8,599)	(10,906)
Proceeds related to forward and future contracts		7,750	7,557	20,419
Acquisition of investments measured at FVPL		(223,754)	(234,102)	(384,083)
Proceeds from investments measured at FVPL		231,297	240,518	410,707
Acquisition of investments measured at FVOCI		(8,000)	(361,427)	(214,642)
Proceeds from investments measured at FVOCI		8,025	362,274	217,246
Proceeds from sale of equity instruments		0	263	0
Payments to acquire equity instruments		(776)	(1,075)	(1,748)
Dividends from investments in associates		32	0	0
Acquisition of investment in convertible notes (note 29)		(2,156)	(2,533)	(2,367)
Collection of investments in convertible notes		1,009	0	0
Acquisition of business, net of cash (note 26)	[4]	(32,931)	(278,173)	(253,691)
Payments of earn-outs related to acquisition of business		(21,836)	(22,896)	(13,940)
Net cash used in investing activities		(134,510)	(403,904)	(350,361)
Cash flows from financing activities
Proceeds from the issuance of shares under the share-based compensation plan (note 30.1)		3,791	4,437	4,103
Proceeds from the issuance of shares under the ESPP plan		8,261	9,622	9,213
Repurchase of shares		(56,126)	(10,675)	(11,523)
Payment of call/put-option over non-controlling interest		(27,060)	(25,793)	(3,892)
Proceeds from borrowings (note 21)		260,170	440,662	395,621
Repayment of borrowings (note 21)		(186,198)	(347,348)	(271,783)
Payments of principal portion of lease liabilities (note 28)		(28,589)	(36,619)	(38,514)
Payments of lease liabilities interest (note 28)		(6,823)	(6,947)	(6,319)
Interest paid (note 21)		(20,762)	(12,196)	(4,106)
Payments of installments related to acquisition of business		(11,234)	(20,953)	(28,270)
Net cash (used in) provided by financing activities		(64,570)	(5,810)	44,530
Increase (Decrease) in cash and cash equivalents		102,096	(160,987)	12,693
Cash and cash equivalents at beginning of the year		142,093	307,223	292,457
Effect of exchange rate changes on cash and cash equivalents		(447)	(4,143)	2,073
Cash and cash equivalents at end of the year		$ 243,742	$ 142,093	$ 307,223

[1]	In 2025, 2024 and 2023 there were 3,712, 26,375 and 29,422 liabilities assumed through business acquisitions, respectively (note 26).
[2]	In 2025, 2024 and 2023, there were 337, 1,437 and 1,741 of acquisition of property and equipment financed with trade payables, respectively. In 2025, 2024 and 2023, the Company paid 1,437, 1,741 and 16,225 related to property and equipment acquired in 2024, 2023 and 2022, respectively.
[3]	In 2025, 2024 and 2023 there were 845, 5,886 and 132 of acquisition of intangibles financed with trade payables, respectively. In 2025, 2024 and 2023 , the Company paid 5,886, 132 and 1,984 related to intangibles acquired in 2024, 2023 and 2022, respectively.
[4]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26):

Supplemental information
Cash paid	36,520	289,248	286,695
Less: cash and cash equivalents acquired	(3,589)	(11,075)	(33,004)
Total consideration paid net of cash and cash equivalents acquired	32,931	278,173	253,691
As of December 31, 2025, the Company issued 62,840 common shares for a total amount of 6,376, according to the subscription agreement included in the stock purchase agreement, these were non-cash transactions. As of December 31, 2024, the Company issued 427,557, common shares for a total amount of 92,581, according to the subscription agreement included in the stock purchase.